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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number: __________
  This Amendment (Check only one.): [  ]  is a restatement.
                                    [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Quantitative Advantage LLC
Address: 10225 Yellow Circle Drive
         Minnetonka, MN 55343

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John W. Wing
Title: President
Phone: (952) 942-3206

Signature, Place, and Date of Signing:

/s/ John W. Wing     Minnetonka, Minnesota      February 9, 2007
---------------- -----------------------------  ----------------
  [Signature]            [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             None
                                               ----------
Form 13F Information Table Entry Total:        13
                                               ----------
Form 13F Information Table Value Total:        $210,654
                                               ----------
                                               (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                      2

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
                            TITLE OF            VALUE    SH OR                         VOTING
NAME OF ISSUER               CLASS     CUSIP   (x$1000) PSN AMT INV. DISC. OTHER MGR. AUTHORITY
--------------------------- -------- --------- -------- ------- ---------- ---------- ---------
ISHARES TR MSCI EMERGING M  ETF/ISH  464287234    705     6173     SOLE       N/A       NONE
ISHARES TR S&P 500 INDX FD  ETF/ISH  464287200   3411    24020     SOLE       N/A       NONE
ISHARES TR S&P LAT AMER 40  ETF/ISH  464287390  13123    77227     SOLE       N/A       NONE
ISHARES TR LEHMAN AGG BND   ETF/ISH  464287226   9133    91601     SOLE       N/A       NONE
ISHARES INC MSCI PAC EX-JPN ETF/ISH  464286665  12730   101642     SOLE       N/A       NONE
ISHARES TR 1-3 YR TR INDX   ETF/ISH  464287457   9123   114094     SOLE       N/A       NONE
ISHARES TR S&P EURO PLUS    ETF/ISH  464287861  12644   120451     SOLE       N/A       NONE
ISHARES TR DJ US ENERGY     ETF/ISH  464287796  14167   139097     SOLE       N/A       NONE
ISHARES TR COHN&ST RLTY MJ  ETF/ISH  464287564  14819   147742     SOLE       N/A       NONE
ISHARES TR DJ US UTILS SEC  ETF/ISH  464287697  14634   162836     SOLE       N/A       NONE
ISHARES TR DJ US BASIC MAT  ETF/ISH  464287838  14970   253378     SOLE       N/A       NONE
ISHARES TR DJ US TELECOMM   ETF/ISH  464287713  15384   518844     SOLE       N/A       NONE
ISHARES TR S&P500/BARR VAL  ETF/ISH  464287408  75813   985991     SOLE       N/A       NONE